Other information about investments - Joint arrangements and associates - Global Gas & LNG Portfolio (Details)	12 Months Ended
	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2020 TND (د.ت)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Joint arrangements and associates
Share capital				€ 4,005,000,000	€ 4,005,000,000
ENI SpA
Joint arrangements and associates
Share capital				4,005,358,876	€ 4,005,358,876
Global Gas & LNG Portfolio | Italy | Joint Arrangement Or Associate One [Member]
Joint arrangements and associates
Company name	Mariconsult SpA(†)
Registered office	Milan
Country of operation	Italy
Share capital				120,000
Consolidation or valuation method	Eq.
Global Gas & LNG Portfolio | Italy | Joint Arrangement Or Associate One [Member] | ENI SpA
Joint arrangements and associates
% Ownership	50.00%
Global Gas & LNG Portfolio | Italy | Joint Arrangement Or Associate One [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Global Gas & LNG Portfolio | Italy | Joint Arrangement Or Associate Two [Member]
Joint arrangements and associates
Company name	Transmed SpA(†)
Registered office	Milan
Country of operation	Italy
Share capital				240,000
Consolidation or valuation method	Eq.
Global Gas & LNG Portfolio | Italy | Joint Arrangement Or Associate Two [Member] | ENI SpA
Joint arrangements and associates
% Ownership	50.00%
Global Gas & LNG Portfolio | Italy | Joint Arrangement Or Associate Two [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Three [Member]
Joint arrangements and associates
Company name	Angola LNG Supply Services Llc
Registered office	Wilmington (USA)
Country of operation	USA
Share capital | $			$ 19,278,782
Consolidation or valuation method	Eq.
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Three [Member] | Third parties
Joint arrangements and associates
% Ownership	86.40%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Three [Member] | Eni USA Gas M Llc [Member]
Joint arrangements and associates
% Ownership	13.60%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Four [Member]
Joint arrangements and associates
Company name	Blue Stream Pipeline Co BV(†)
Registered office	Amsterdam (Netherlands)
Country of operation	Russia
Share capital | $			22,000
% Equity ratio	74.62%
Consolidation or valuation method	J.O.
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Four [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Four [Member] | Eni International BV
Joint arrangements and associates
% Ownership	50.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Five [Member]
Joint arrangements and associates
Company name	GreenStream BV(†)
Registered office	Amsterdam (Netherlands)
Country of operation	Libya
Share capital				200,000,000
% Equity ratio	50.00%
Consolidation or valuation method	J.O.
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Five [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Five [Member] | Eni North Africa BV
Joint arrangements and associates
% Ownership	50.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Six [Member]
Joint arrangements and associates
Company name	Premium Multiservices SA
Registered office	Tunisi (Tunisia)
Country of operation	Tunisia
Share capital | د.ت		د.ت 200,000
Consolidation or valuation method	Eq.
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Six [Member] | Third parties
Joint arrangements and associates
% Ownership	50.01%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Six [Member] | Sergaz SA [Member]
Joint arrangements and associates
% Ownership	49.99%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Seven [Member]
Joint arrangements and associates
Company name	SAMCO Sagl
Registered office	Lugano (Switzerland)
Country of operation	Switzerland
Share capital | SFr	SFr 20,000
Consolidation or valuation method	Eq.
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Seven [Member] | Third parties
Joint arrangements and associates
% Ownership	5.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Seven [Member] | Eni International BV
Joint arrangements and associates
% Ownership	5.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Seven [Member] | Transmed Pip Co Ltd [Member]
Joint arrangements and associates
% Ownership	90.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Eight [Member]
Joint arrangements and associates
Company name	Transmediterranean Pipeline Co Ltd(†)
Registered office	St. Helier (Jersey)
Country of operation	Jersey
Share capital | $			$ 10,310,000
% Equity ratio	50.00%
Consolidation or valuation method	J.O.
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Eight [Member] | ENI SpA
Joint arrangements and associates
% Ownership	50.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Eight [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Nine [Member]
Joint arrangements and associates
Company name	Unión Fenosa Gas SA(†)
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital				€ 32,772,000
Consolidation or valuation method	Eq.
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Nine [Member] | ENI SpA
Joint arrangements and associates
% Ownership	50.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Nine [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%